Convertible Senior Notes	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Convertible Senior Notes
12. CONVERTIBLE SENIOR NOTES
iQIYI 2023 Convertible Notes
In December 2018, iQIYI issued US$750 million convertible senior notes due 2023 (“iQIYI 2023 Convertible Notes”). The iQIYI 2023 Convertible Notes are senior, unsecured obligations of iQIYI, and interest is payable semi-annually in cash at a rate of 3.75% per annum with a maturity date of December 1, 2023, unless previously repurchased, redeemed or converted prior to such date. The initial conversion rate of the iQIYI 2023 Convertible Notes is 37.1830 of iQIYI’s ADSs per US$1,000 principal amount of the iQIYI 2023 Convertible Notes. Upon conversion, iQIYI will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.
Concurrently with the issuance of the iQIYI 2023 Convertible Notes, iQIYI purchased capped call options on iQIYI’s ADS with certain counterparties at a price of US$68 million. The capped call exercise price is equal to the initial conversion price of the iQIYI 2023 Convertible Notes and the cap price is US$38.42 per ADS, subject to certain adjustments under the terms of the capped call transaction. The cost of the capped call was recorded as a reduction of the Company’s additional paid-in
capital and
non-controlling
interests on the

condensed
consolidated balance sheets with no subsequent changes in fair value be recorded.

As the conversion option may be settled entirely or partially in cash at iQIYI’s option, the Company separated the iQIYI 2023 Convertible Notes into liability and equity components in accordance with ASC
470-20,
Debt with Conversion and Other Options
. The carrying amount of the liability component was calculated by measuring the fair value of a similar liability that does not have an associated conversion feature. The carrying amount of the equity component representing the conversion option was determined by deducting the fair value of the liability component from the initial proceeds and recorded as additional paid-in
capital. Debt issuance costs were allocated to the liability and equity components based on the same proportion as the recognized amounts bifurcated based on gross proceeds from the iQIYI 2023 Convertible Notes. The difference between the principal amount of the iQIYI 2023 Convertible Notes and the liability component is considered debt discount and is amortized at an effective interest rate of 7.04% to accrete the discounted carrying value of the iQIYI 2023 Convertible Notes to its face value on December 1, 2021, the put date of the iQIYI 2023 Convertible Notes. The holders may require iQIYI to repurchase all or portion of the iQIYI 2023 Convertible Notes for cash on December 1, 2021, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
iQIYI 2025 Convertible Notes
In March 2019, iQIYI issued US$1.2 billion convertible senior notes due 2025 (“iQIYI 2025 Convertible Notes”). The iQIYI 2025 Convertible Notes are senior, unsecured obligations of iQIYI, and interest is payable semi-annually in cash at a rate of 2.00% per annum with a maturity date of April 1, 2025, unless previously repurchased, redeemed or converted prior to such date. The initial conversion rate of the iQIYI 2025 Convertible Notes is 33.0003 of iQIYI’s ADSs per US$1,000 principal amount of the iQIYI 2025 Convertible Notes. Upon conversion, iQIYI will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.
Concurrently with the issuance of the iQIYI 2025 Convertible Notes, iQIYI purchased call options on iQIYI’s ADS with certain counterparties at a price of US$85 million. The capped call exercise price is equal to the initial conversion price of the iQIYI 2025 Convertible Notes and the cap price is US$40.02 per ADS, subject to certain adjustments under the terms of the capped call transaction. The cost of the capped call was recorded as a reduction of the Company’s additional paid-in
capital and
non-controlling
interests on the

condensed
consolidated balance sheets with no subsequent changes in fair value be recorded.
The accounting of iQIYI 2025 Convertible Notes is similar to that of iQIYI 2023 Convertible Notes. The difference between the principal amount of the iQIYI 2025 Convertible Notes and the liability component is considered debt discount and is amortized at an effective interest rate of 6.01% to accrete the discounted carrying value of the iQIYI 2025 Convertible Notes to its face value on April 1, 2023, the put date of the Notes. The holders may require iQIYI to repurchase all or portion of the iQIYI 2025 Convertible Notes for cash on April 1, 2023, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
The iQIYI 2023 Convertible Notes and the iQIYI 2025 Convertible Notes are collectively referred to the Convertible Notes. As of December 31, 2019 and June 30, 2020, the principal amount of the liability component of the Convertible Notes were RMB13.6 billion and RMB13.8 billion (US$2.0 billion), unamortized debt discount were RMB1.3 billion and RMB1.1 billion (US$153 million), and the net carrying amount of the liability component were RMB12.3 billion and RMB12.7 billion (US$1.8 billion), respectively. The carrying amount of the equity component of the

Convertible
Notes were RMB1.3 billion and RMB1.3 billion (US$191 million), respectively. For the six month periods
 ended June 30, 2019 and 2020, the amount of interest cost recognized relating to both the contractual interest coupon and amortization of the discount on the liability component were RMB274 million and RMB399 million (US$56 million), respectively. As of June 30, 2020, the liability component of the iQIYI 2023 Convertible Notes and the iQIYI 2025 Convertible Notes will be accreted up to the principal amount of US$750 million and US$1.2 billion over a remaining period of 1.42 years and 2.75 years, respectively.
The aggregate scheduled maturities of RMB5.2 billion (US$750 million) and RMB8.4 billion (US$1.2 billion) of the Convertible Notes will be repaid when they become due in 2023 and 2025, respectively, assuming no conversion or redemption of the Convertible Notes prior to maturity, all convertible note holders hold the Convertible Notes to maturity and iQIYI elects to pay the amounts owed in cash.